Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net profit/(loss)	€ 37,514	€ (93,335)	€ (211,841)
Basic	€ 0.56	€ (1.48)	€ (4.4)
Diluted	€ 0.55	€ (1.48)	€ (4.4)
Weighted average shares outstanding:
Basic	67,220,824	62,912,921	48,001,228
Diluted	68,824,906	62,912,921	48,001,228